Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2013
Investments and Advances-Other, Current

	Yen (millions)
	2012	2013
Current
Corporate debt securities	¥1,404	¥1,553
U.S. government agency debt securities	822	—
Advances	824	926
Certificates of deposit	1,509	1,550
Other	—	10,846

Total	¥4,559	¥14,875

Investments and Advances-Other, Noncurrent

	Yen (millions)
	2012	2013
Noncurrent
Auction rate securities	¥6,651	¥6,928
Marketable equity securities	100,829	117,110
Government bonds	1,999	2,000
U.S. government agency debt securities	10,913	1,068
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	11,697	10,780
Guaranty deposits	21,679	20,210
Advances	1,276	2,132
Other	32,850	48,483

Total	¥188,863	¥209,680

Available-for-sale Securities and Held-to-maturity Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2012 and 2013 is summarized below:

	Yen (millions)
	2012	2013
Available-for-sale
Cost	¥44,818	¥49,990
Fair value	107,480	128,848
Gross unrealized gains	64,704	80,453
Gross unrealized losses	2,042	1,595

Held-to-maturity*
Amortized cost	¥26,693	¥16,511
Fair value	26,757	16,556
Gross unrealized gains	84	45
Gross unrealized losses	20	—

*	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Maturities of Debt Securities Classified as Held-to-maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2013 are as follows:

Yen (millions)
Due within one year	¥3,103
Due after one year through five years	2,037
Due after five years through ten years	9,405
Due after ten years	1,966

Total	¥16,511

Gross Unrealized Losses on Available-for-sale Securities

Gross unrealized losses on available-for-sale securities and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2013 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥8,778	¥192
12 months or longer	8,753	1,403

	¥17,531	¥1,595